Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Condensed Consolidated Statements of Comprehensive Loss
Net loss	$ (2,701,976)	$ (1,644,502)	$ (5,653,244)	$ (3,559,829)	$ (8,266,576)	$ (6,140,730)
Other comprehensive income (loss):
Foreign currency translation adjustments		3,456		5,356	23,546	(2,504)
Comprehensive loss	$ (2,701,976)	$ (1,641,046)	$ (5,653,244)	$ (3,554,473)	$ (8,243,030)	$ (6,143,234)